Eaton Vance

National Municipal Income Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.1%
Tower Health, 4.451%, 2/1/50	$3,250	$2,754,375

Total Corporate Bonds — 0.1% (identified cost $2,838,387)		$2,754,375

Tax-Exempt Municipal Obligations — 95.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.2%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$11,660,900
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/32	11,480	14,252,879
Iowa Finance Authority, (State Revolving Fund), 5.00%, 8/1/32	12,000	13,164,240
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	4,500	6,185,295
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	11,960	15,405,078
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	30,000	39,168,900
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	11,145	14,323,220
Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,702,720
Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/36	5,000	6,495,300

		$124,358,532

Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$3,663,079

		$3,663,079

Education — 6.1%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 5.00%, 8/1/27	$3,335	$4,181,590
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	600	664,326
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/51(2)	400	434,540
4.00%, 6/15/56(2)	300	324,570
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/36	480	583,272
4.00%, 7/1/37	150	181,772
5.00%, 7/1/29	70	90,978

Security	Principal Amount (000’s omitted)	Value
Connecticut Health and Educational Facilities Authority, (Trinity College):
4.00%, 6/1/39(3)	$1,695	$2,051,289
4.00%, 6/1/40(3)	1,760	2,124,091
5.00%, 6/1/35(3)	245	327,832
5.00%, 6/1/37(3)	400	531,996
5.00%, 6/1/38(3)	500	662,785
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/27	5,000	6,289,000
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,660,408
Erie Higher Education Building Authority, PA, (Gannon University), 4.00%, 5/1/41	460	525,762
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	434,108
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,678,510
Georgia Private Colleges and Universities Authority, (Mercer University):
5.00%, 10/1/27(3)	535	667,926
5.00%, 10/1/28(3)	470	600,467
Kentucky Bond Development Corp., (Centre College):
3.00%, 6/1/39	285	311,653
3.00%, 6/1/41	380	413,603
4.00%, 6/1/40	210	251,580
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/41(3)	650	780,293
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland):
5.00%, 10/1/22	500	529,170
5.00%, 10/1/23	500	551,710
5.00%, 10/1/24	500	572,775
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/36	400	468,020
4.00%, 6/1/38	500	581,865
4.00%, 6/1/40	500	578,360
4.00%, 6/1/46	1,000	1,142,490
5.00%, 6/1/28	200	247,094
5.00%, 6/1/30	350	445,928
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	22,860,933
Michigan State University, 5.00%, 2/15/31	1,200	1,541,964
New Jersey Educational Facilities Authority, (Princeton University):
5.00%, 3/1/31	5,765	7,894,187
5.00%, 3/1/32	6,730	9,168,616
5.00%, 7/1/33	4,370	5,448,254
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,375	23,204,501
New York Dormitory Authority, (Rockefeller University):
5.00%, 7/1/35	2,750	3,596,560
5.00%, 7/1/53	15,000	19,421,850
Purdue University, IN:
5.00%, 7/1/30	600	805,680
5.00%, 7/1/31	1,000	1,337,930
5.00%, 7/1/35	685	907,248
5.00%, 7/1/36	1,500	1,981,500
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	7,710,180
University of California:
5.25%, 5/15/36	5,720	6,500,894
5.25%, 5/15/37	13,000	14,762,800
5.25%, 5/15/38	7,700	8,734,649

Security	Principal Amount (000’s omitted)	Value
University of Nebraska Facilities Corp., 5.00%, 7/15/31	$1,250	$1,715,600
University of Virginia:
5.00%, 4/1/38	13,205	16,208,609
5.00%, 4/1/39	40,970	50,209,145
Waco Education Finance Corp., TX, (Baylor University), 4.00%, 3/1/36	1,000	1,196,850

		$238,097,713

Electric Utilities — 5.7%
Colorado Springs, CO, Utilities System Revenue:
4.00%, 11/15/36	$525	$649,047
4.00%, 11/15/37	650	801,294
Energy Northwest, WA, 5.00%, 7/1/40	25,000	33,481,500
Long Island Power Authority, NY, Electric System Revenue, 1.00%, 9/1/25	7,020	7,103,819
Los Angeles Department of Water & Power, CA, Power System Revenue:
5.00%, 7/1/38	6,130	7,946,380
5.00%, 7/1/42	1,870	2,268,497
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,872,345
New Smyrna Beach Utilities Commission, FL:
4.00%, 10/1/31	880	1,081,353
4.00%, 10/1/41	435	522,191
4.00%, 10/1/42	300	358,938
4.00%, 10/1/45	700	828,681
New York Power Authority, 4.00%, 11/15/55	21,475	25,394,832
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	12,462,595
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,919,833
Sacramento Municipal Utility District, CA:
5.00%, 8/15/35	1,000	1,334,290
5.00%, 8/15/37	8,800	11,700,656
5.00%, 8/15/38	11,000	14,593,040
Green Bonds, 4.00%, 8/15/40	6,200	7,558,172
San Antonio, TX, Electric and Gas Systems Revenue, 4.00%, 2/1/30	2,000	2,488,260
Utility Debt Securitization Authority, NY:
5.00%, 12/15/30(4)	22,500	25,109,325
5.00%, 12/15/31(4)	27,500	30,689,175
5.00%, 12/15/40	13,260	16,633,079
Series 2015, 5.00%, 12/15/33	10,000	11,892,700

		$223,690,002

Escrowed/Prerefunded — 3.4%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 8/15/21, 5.25%, 8/15/31	$13,675	$13,758,281
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	2,340	3,055,432
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	23,647,500
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,482,446
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	11,411,000
Oregon Department of Transportation, Prerefunded to 11/15/23, 5.00%, 11/15/38	250	278,477
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	9,930	10,065,743

Security	Principal Amount (000’s omitted)	Value
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(4)	$37,000	$40,264,510
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	10,651,230
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,560,100
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,554,290

		$133,729,009

General Obligations — 23.4%
Anaheim Union High School District, CA, (Election of 2014):
4.00%, 8/1/30	$2,070	$2,440,758
4.00%, 8/1/31	2,295	2,693,297
Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	2,500	2,978,100
Arlington County, VA, 5.00%, 8/1/29	7,580	10,005,524
Belmont, MA, 4.00%, 3/15/32	3,030	3,635,455
Cabrillo Unified School District, CA, (Election of 2018):
5.00%, 8/1/45	1,750	2,176,387
5.00%, 8/1/50	10,355	12,829,638
California:
0.46%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	15,000	15,041,550
4.00%, 3/1/38	8,425	10,239,492
5.00%, 12/1/22	5,000	5,344,150
5.00%, 9/1/27(3)	1,500	1,878,705
5.00%, 9/1/28(3)	1,500	1,925,280
5.00%, 9/1/29(3)	1,500	1,968,600
5.00%, 3/1/34	3,145	4,120,799
5.00%, 3/1/35	23,410	30,617,237
5.00%, 3/1/35	5,000	6,539,350
5.00%, 4/1/35	4,000	5,171,720
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	10,000	12,896,300
Chester County, PA:
4.00%, 7/15/39	500	593,945
4.00%, 7/15/40	500	593,485
Chicago Board of Education, IL:
5.00%, 12/1/21	1,980	2,018,036
5.00%, 12/1/22	400	425,580
5.00%, 12/1/30	1,435	1,895,291
5.00%, 12/1/42	2,770	2,913,486
5.00%, 12/1/44	15,110	18,284,762
Chicago, IL:
5.00%, 1/1/39	2,100	2,598,624
5.00%, 1/1/40	1,500	1,853,130
Clackamas Community College District, OR:
5.00%, 6/15/38	760	924,137
5.00%, 6/15/39	1,000	1,213,990
5.00%, 6/15/40	1,250	1,515,762
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,212,790
Collin County, TX, 4.00%, 2/15/36	5,705	6,804,468
Connecticut:
3.00%, 1/15/33	7,000	7,908,600
4.00%, 1/15/37	15,000	18,064,350

Security	Principal Amount (000’s omitted)	Value
Dallas Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	$400	$457,892
Dane County, WI:
2.00%, 4/1/27	3,405	3,658,672
2.00%, 4/1/28	1,235	1,325,032
2.00%, 4/1/29	230	245,877
2.00%, 4/1/30	190	202,352
Delaware:
5.00%, 2/1/25	7,380	8,606,704
5.00%, 2/1/26	7,425	8,957,891
5.00%, 2/1/27	7,470	9,291,186
Desert Community College District, CA, 5.00%, 8/1/37	5,350	6,305,189
District of Columbia:
5.00%, 10/15/30	4,000	5,212,200
5.00%, 10/15/32	10,000	12,952,900
Florida, 4.00%, 7/1/32	5,565	7,101,218
Forney Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/33	500	573,250
Garden City Public Schools, MI:
4.00%, 5/1/43	1,560	1,864,309
5.00%, 5/1/32	430	564,680
5.00%, 5/1/33	1,345	1,760,995
5.00%, 5/1/35	1,060	1,381,646
5.00%, 5/1/37	815	1,056,550
5.00%, 5/1/39	900	1,165,851
5.00%, 5/1/46	3,505	4,513,353
Hall County School District, GA, 4.00%, 2/1/38	1,500	1,844,505
Hartford County Metropolitan District, CT:
5.00%, 7/15/23	1,000	1,095,270
5.00%, 7/15/24	1,000	1,138,260
Hawaii, 5.00%, 1/1/34	13,700	17,051,705
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	5,198,712
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	3,602,949
0.00%, 6/15/45	4,595	2,264,830
Hillsboro School District No. 1J, OR:
4.00%, 6/15/37	1,870	2,278,240
4.00%, 6/15/39	5,500	6,669,685
4.00%, 6/15/40	2,500	3,026,600
Howard County, MD:
4.00%, 8/15/35	2,065	2,560,724
4.00%, 8/15/36	6,610	8,164,540
4.00%, 8/15/37	5,000	6,158,700
4.00%, 8/15/38	1,245	1,525,200
Hudsonville Public Schools, MI:
4.00%, 5/1/37	1,500	1,816,320
4.00%, 5/1/39	1,060	1,277,660
4.00%, 5/1/44	1,975	2,355,444

Security	Principal Amount (000’s omitted)	Value
Illinois:
5.00%, 2/1/24	$10,705	$11,929,973
5.00%, 11/1/24	11,295	12,919,108
5.00%, 2/1/27	18,500	20,509,655
5.00%, 2/1/29	15,000	17,968,350
5.00%, 5/1/39	10,000	10,937,300
5.25%, 7/1/30	6,150	6,673,180
5.50%, 5/1/39	870	1,127,668
5.75%, 5/1/45	890	1,155,781
Issaquah School District No. 411, WA, 4.00%, 12/1/33	13,935	17,070,514
Johnson County Unified School District No. 512, KS, 3.00%, 10/1/38	5,000	5,610,100
Johnson County, KS, 3.00%, 9/1/30	2,260	2,612,492
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/29	1,920	2,137,286
5.00%, 1/1/30	4,105	4,569,563
La Canada Unified School District, CA, (Election of 2017), 4.00%, 8/1/49	970	1,122,824
Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	12,273,900
Lodi Unified School District, CA, (Election of 2016):
4.00%, 8/1/36	1,250	1,465,713
4.00%, 8/1/39	2,935	3,423,443
Lower Merion School District, PA, 4.00%, 11/15/28	2,000	2,460,940
Madison Metropolitan School District, WI, 4.00%, 3/1/30	2,450	3,035,599
Massachusetts:
5.00%, 7/1/35	10,000	11,723,500
5.00%, 3/1/37	10,900	12,197,100
Metropolitan Government of Nashville and Davidson County, TN, 3.00%, 1/1/33	5,000	5,737,800
Minneapolis-St. Paul Metropolitan Council, MN, 4.00%, 3/1/30	1,250	1,492,937
Mississippi, 4.00%, 6/1/33	1,000	1,237,240
Montgomery, AL:
3.00%, 12/1/24	500	543,555
3.00%, 12/1/25	500	553,045
5.00%, 12/1/26	500	615,590
5.00%, 12/1/27	500	631,245
New Jersey:
5.00%, 6/1/25	5,000	5,869,700
5.00%, 6/1/27	4,000	4,969,680
5.00%, 6/1/29	3,000	3,887,310
New York, NY:
4.00%, 8/1/38	3,590	4,271,597
4.00%, 8/1/42(4)	28,000	32,945,360
North Carolina, 5.00%, 6/1/30	10,000	13,083,400
Novi Community School District, MI:
5.00%, 5/1/41	1,100	1,431,914
5.00%, 5/1/42	1,700	2,217,242
5.00%, 5/1/43	1,150	1,496,058
Ocean City, NJ, 2.25%, 9/15/32	1,760	1,854,002
Ocean County, NJ, 3.00%, 8/1/33	3,330	3,790,805
Oklahoma City, OK:
4.00%, 3/1/29	1,915	2,360,046
4.00%, 3/1/30	960	1,201,152
4.00%, 3/1/31	515	654,040

Security	Principal Amount (000’s omitted)	Value
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/43	$3,750	$4,448,437
Park City, UT, 4.00%, 2/1/31	3,490	4,232,812
Piscataway Township, NJ:
2.00%, 10/15/36	1,600	1,642,208
3.00%, 10/15/32	1,610	1,854,527
Port of Houston Authority, TX, 3.00%, 10/1/39	1,325	1,485,352
Portland School District No. 1, OR, 4.00%, 6/15/32	3,945	4,888,249
Portland, OR:
2021 Series A, 5.00%, 6/1/26	2,665	3,249,301
2021 Series B, 5.00%, 6/1/26	975	1,188,769
Prince George’s County, MD, 4.00%, 7/1/32	6,000	7,636,740
Prosper Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/34	240	277,145
3.00%, 2/15/35	500	576,125
3.00%, 2/15/36	500	574,105
Richmond Community Schools, MI:
4.00%, 5/1/36	2,200	2,620,706
4.00%, 5/1/37	2,655	3,155,016
4.00%, 5/1/38	2,665	3,160,530
4.00%, 5/1/39	2,665	3,153,841
Riverside Unified School District, CA, (Election of 2016):
4.00%, 8/1/32	2,250	2,648,250
4.00%, 8/1/33	1,350	1,588,882
4.00%, 8/1/34	1,100	1,292,071
Saline Area Schools, MI:
5.00%, 5/1/22	750	780,180
5.00%, 5/1/23	1,100	1,196,800
5.00%, 5/1/24	1,200	1,359,156
5.00%, 5/1/25	2,665	3,129,856
San Bernardino Community College District, CA, (Election of 2018):
Prerefunded to 8/16/27, 4.00%, 8/1/38	675	787,806
Prerefunded to 8/16/27, 4.00%, 8/1/39	600	699,090
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 4.00%, 8/1/45	10,290	12,356,438
San Francisco Unified School District, CA, (Election of 2016):
4.00%, 6/15/33	4,000	4,748,200
4.00%, 6/15/36	3,000	3,540,810
Scottsdale, AZ, 4.00%, 7/1/31	1,120	1,403,674
Seattle, WA, 5.00%, 12/1/29	11,915	15,838,609
Sonoma Valley Unified School District, CA, (Election of 2016):
4.00%, 8/1/40	1,000	1,175,470
4.00%, 8/1/41	700	821,156
St. Paul, MN, 5.00%, 3/1/22	3,705	3,825,709
Sumner County, TN, 3.00%, 6/1/32	2,460	2,868,557
Tennessee, 5.00%, 9/1/28	3,000	3,774,390
Texas, (AMT), 4.50%, 8/1/28	1,585	1,970,329
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	11,524,600
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,829,276

Security	Principal Amount (000’s omitted)	Value
Walled Lake Consolidated School District, MI:
5.00%, 5/1/41	$700	$920,752
5.00%, 5/1/42	1,000	1,305,230
5.00%, 5/1/45	1,365	1,768,344
5.00%, 5/1/50	2,500	3,207,325
Washington:
5.00%, 2/1/33	13,140	14,676,986
5.00%, 8/1/34	12,915	17,112,246
5.00%, 6/1/36	6,280	8,097,495
5.00%, 8/1/36	13,010	17,170,338
5.00%, 2/1/37	3,695	4,802,576
5.00%, 8/1/38	24,430	32,083,186
5.00%, 2/1/39	845	971,742
5.00%, 6/1/39	2,125	2,772,764
5.00%, 6/1/41	3,000	3,898,680
Series 2021A, 5.00%, 8/1/35	20,890	27,636,634
Series R-2018D, 5.00%, 8/1/35	14,355	17,849,007
Washington County, OR, 4.00%, 3/1/30	1,000	1,146,200
West Linn-Wilsonville School District No. 3JT, OR:
0.00%, 6/15/40	1,200	779,976
0.00%, 6/15/41	1,500	941,040
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/46	1,000	1,235,180
5.00%, 8/1/49	3,430	4,227,201
Wilmington, DE:
5.00%, 1/1/33	1,000	1,344,370
5.00%, 1/1/35	1,330	1,778,463
Wisconsin, 5.00%, 5/1/38	22,500	26,107,650

		$916,454,133

Hospital — 7.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	$2,250	$2,902,860
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/38	1,000	1,200,680
4.00%, 7/1/45	3,000	3,546,930
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	548,918
Brookhaven Development Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	755	986,324
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,487,240
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	17,530	19,184,481
5.00%, 7/1/37	25,465	27,803,960
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51(3)	8,000	8,615,520
Colorado Health Facilities Authority, (SCL Health System), 4.00%, 1/1/36	2,000	2,395,440
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,879,887
DeKalb Private Hospital Authority, GA, (Children’s Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,306,390
Douglas County Hospital Authority No. 2, NE, (Children’s Hospital Obligated Group):
4.00%, 11/15/36	425	512,117
4.00%, 11/15/41	590	701,917

Security	Principal Amount (000’s omitted)	Value
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	$4,340	$4,998,855
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,379,260
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,974,720
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.78%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(5)	9,500	9,507,030
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/26	7,500	9,051,825
5.00%, 2/15/33	1,500	1,832,070
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	7,459,800
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/50	2,000	2,337,740
5.00%, 8/15/45	3,000	3,848,610
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,890,383
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,541,968
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,466,841
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group):
4.00%, 6/1/34(3)	515	624,644
4.00%, 6/1/35(3)	900	1,089,747
4.00%, 6/1/37(3)	500	601,800
4.00%, 6/1/38(3)	605	726,399
4.00%, 6/1/40(3)	750	896,543
4.00%, 6/1/41(3)	1,080	1,287,544
5.00%, 6/1/31(3)	200	266,468
5.00%, 6/1/32(3)	800	1,062,568
Montana Facility Finance Authority, (SCL Health System), 4.00%, 1/1/38	2,150	2,566,605
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	5,000	6,062,400
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	4,101,828
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):
4.00%, 7/1/50	5,330	6,247,879
4.00%, 7/1/53	10,000	11,695,600
North Carolina Medical Care Commission, (Rex Healthcare), 4.00%, 7/1/40	1,400	1,634,570
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	1,750	2,123,048
5.25%, 8/15/43	5,200	6,389,708
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,650,686
Oregon Health and Science University, 4.00%, 7/1/44	1,685	1,976,320
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,815,175
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(3)	500	526,390
5.00%, 8/15/24(3)	550	601,051
5.00%, 8/15/25(3)	500	564,490
5.00%, 8/15/26(3)	600	696,876
Public Finance Authority, WI, (Blue Ridge HealthCare):
5.00%, 1/1/36	470	598,131
5.00%, 1/1/37	500	634,685

Security	Principal Amount (000’s omitted)	Value
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	$10,500	$12,355,455
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 4.00%, 12/1/34	2,685	3,221,651
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	29,497,380
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,946,700
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,702,520
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	24,022,756

		$278,549,383

Housing — 0.5%
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(2)	$3,580	$3,653,927
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	1,750	2,156,927
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.58%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	3,920	3,920,000
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,640,426

		$20,371,280

Industrial Development Revenue — 2.1%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$1,120,590
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	3,690	4,312,503
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	230	230,230
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	14,805,863
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	12,500	15,140,625
(AMT), 4.375%, 10/1/45	4,475	5,388,347
(AMT), 5.00%, 10/1/35	29,085	37,784,905
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(2)	3,685	4,327,038
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	567,283

		$83,677,384

Insured-Electric Utilities — 0.0%(6)
Texas Municipal Power Agency:
(AGM), 3.00%, 9/1/29(3)	$1,000	$1,091,370
(AGM), 3.00%, 9/1/32(3)	750	805,050

		$1,896,420

Insured-Escrowed/Prerefunded — 1.1%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$44,572,227

		$44,572,227

Insured-General Obligations — 0.9%
Grandville Public Schools, MI:
(AGM), 4.00%, 5/1/35	$785	$945,007
(AGM), 4.00%, 5/1/36	1,045	1,253,446
(AGM), 4.00%, 5/1/37	1,000	1,195,330
(AGM), 4.00%, 5/1/38	1,000	1,191,760
(AGM), 4.00%, 5/1/39	1,000	1,188,060
(AGM), 4.00%, 5/1/40	650	771,556

Security	Principal Amount (000’s omitted)	Value
Nassau County, NY, (AGM), 5.00%, 4/1/44	$10,205	$12,943,614
Santa Rosa Elementary School District, CA, (Election of 2014):
(BAM), 4.00%, 8/1/41	600	712,158
(BAM), 4.00%, 8/1/43	1,000	1,182,060
Santa Rosa High School District, CA, (Election of 2014):
(AGM), 5.00%, 8/1/43	3,930	4,666,207
(BAM), 4.00%, 8/1/40	350	416,962
(BAM), 4.00%, 8/1/41	1,000	1,188,600
(BAM), 4.00%, 8/1/42	1,200	1,422,912
(BAM), 4.00%, 8/1/43	1,000	1,183,720
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/38	1,330	1,644,944
(AGM), 5.00%, 8/1/45	2,000	2,443,500
(AGM), 5.00%, 8/1/49	2,250	2,742,570

		$37,092,406

Insured-Hospital — 0.1%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$2,022,694

		$2,022,694

Insured-Housing — 0.1%
California Municipal Finance Authority, (CHF-Davis II, LLC - Orchard Park Student Housing), Green Bonds:
(BAM), 3.00%, 5/15/51	$1,005	$1,080,837
(BAM), 4.00%, 5/15/46	1,005	1,204,302

		$2,285,139

Insured-Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$35,060,486
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/26	1,000	1,194,330
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/39	2,680	2,910,962
(AGM), 3.00%, 3/1/40	395	428,291

		$39,594,069

Insured-Special Tax Revenue — 0.5%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$14,408,570
(NPFG), 5.50%, 1/1/30	3,080	4,108,104

		$18,516,674

Insured-Transportation — 1.1%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$7,055,682
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	18,206,220
Metropolitan Transportation Authority, NY, Green Bonds:
(AGM), 4.00%, 11/15/46	5,970	6,924,125
(AGM), 4.00%, 11/15/48(4)	8,900	10,412,466
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46(3)	910	1,071,452

		$43,669,945

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.1%
Bloomington, IN, Sewage Works Revenue, Green Bonds:
(BAM), 4.00%, 1/1/32	$545	$668,889
(BAM), 4.00%, 1/1/33	580	711,927
(BAM), 4.00%, 1/1/34	500	611,275
(BAM), 4.00%, 1/1/35	375	456,667
(BAM), 4.00%, 1/1/36	375	455,419
(BAM), 4.00%, 1/1/37	625	756,844
(BAM), 4.00%, 1/1/38	725	875,858
(BAM), 4.00%, 1/1/39	1,000	1,204,090

		$5,740,969

Lease Revenue/Certificates of Participation — 2.4%
Asheville, NC, 5.00%, 4/1/26	$830	$1,004,084
Florida Department of Transportation Financing Corp.:
3.00%, 7/1/31	9,180	10,633,286
3.00%, 7/1/32	10,000	11,549,600
3.00%, 7/1/33	10,000	11,502,600
Gwinnett County Water and Sewerage Authority, GA, 3.00%, 8/1/31	4,375	5,092,938
Hillsborough County, FL, 4.00%, 8/1/31	4,760	5,838,330
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	1,585	1,782,554
New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	4,348,495
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/37	1,800	2,139,516
5.00%, 6/15/34	8,460	10,600,211
5.00%, 6/15/35	13,300	16,617,552
5.00%, 6/15/39	2,165	2,714,152
Palm Beach County, FL, Public Improvement Revenue:
4.00%, 12/1/39	3,570	4,390,386
4.00%, 12/1/40	3,715	4,560,720

		$92,774,424

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,100	$4,186,756

		$4,186,756

Other Revenue — 1.7%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	$250	$45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	906,818
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	5,274,315
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(2)	1,865	2,247,269
Series B, 5.25%, 1/1/38(2)	1,000	1,204,970
New York City Cultural Resources Trust, NY, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31	3,915	5,350,826
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	22,350	26,297,233
Oregon, Lottery Revenue, 5.00%, 4/1/36	4,045	4,930,855
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	16,055	18,922,905
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.161%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(5)	1,000	1,002,760

		$66,182,951

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.8%
California Public Finance Authority, (Enso Village), Green Bonds:
2.125%, 11/15/27(2)	$1,155	$1,171,031
2.375%, 11/15/28(2)	970	983,958
5.00%, 11/15/46(2)	540	626,497
5.00%, 11/15/56(2)	360	413,903
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	277,583
5.375%, 11/15/55	300	333,969
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/48	8,000	9,260,240
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,643,440
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/46	715	830,158
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	1,099,951
5.00%, 11/1/32	525	570,528
St. Johns County Industrial Development Authority, FL, (Vicar’s Landing):
4.00%, 12/15/36(3)	1,000	1,127,920
4.00%, 12/15/41(3)	750	836,295
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	865,634
6.75%, 11/15/51	3,250	3,837,892
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.):
5.00%, 9/15/37	495	516,592
5.00%, 9/15/40	750	806,985

		$32,202,576

Special Tax Revenue — 7.4%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$3,172,368
District of Columbia, Income Tax Revenue:
4.00%, 5/1/45	6,500	7,752,355
5.00%, 3/1/39	5,060	6,595,305
Harris County Metropolitan Transit Authority, TX, Sales and Use Tax Revenue, 5.00%, 11/1/38	7,950	10,289,446
Illinois Sports Facilities Authority:
5.00%, 6/15/29	2,250	2,786,198
5.00%, 6/15/30	2,400	2,950,488
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,508,834
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, 4.00%, 7/1/32	4,260	5,282,741
Nassau County Interim Finance Authority, NY, Sales Tax Revenue, 5.00%, 11/15/32	5,000	6,855,400
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	355	358,606
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	11,380	13,927,413
4.00%, 8/1/38	5,000	5,882,000
4.00%, 5/1/42	5,695	6,326,291
5.00%, 8/1/35	10,485	13,100,483
5.00%, 5/1/36	4,050	5,086,030
5.00%, 5/1/39	9,240	11,376,750
2015 Series B, 5.00%, 8/1/39	4,585	5,194,163

Security	Principal Amount (000’s omitted)	Value
2018 Series A, 5.00%, 8/1/39	$11,845	$14,698,460
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/36	18,500	22,458,445
5.00%, 2/15/45	9,995	11,469,562
5.00%, 2/15/48	8,105	10,271,710
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/28	5,475	6,975,369
5.00%, 3/15/36	7,840	9,530,931
5.00%, 3/15/40	10,000	12,268,300
(AMT), 5.00%, 3/15/27	1,620	1,996,391
(AMT), 5.00%, 3/15/28	1,705	2,161,446
(AMT), 5.00%, 3/15/29	1,790	2,315,938
(AMT), 5.00%, 3/15/31	970	1,244,685
(AMT), 5.00%, 3/15/32	2,070	2,652,457
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	10,000	12,067,100
4.00%, 3/15/38	6,090	7,332,177
5.00%, 3/15/35	12,000	14,117,160
5.00%, 3/15/41	10,000	12,480,200
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	5,536	6,218,589
4.784%, 7/1/58	2,219	2,532,700
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:
4.00%, 7/1/37	3,075	3,589,755
4.00%, 7/1/38	7,495	8,735,797
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	440	440,018
Series A2, 5.80%, 5/1/35	310	253,400
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(4)	10,000	11,302,500
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue:
4.00%, 10/1/37	1,000	1,203,870
4.00%, 10/1/39	1,000	1,197,210

		$288,878,029

Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$3,880	$4,156,450
Pennsylvania Higher Education Assistance Agency:
(AMT), 5.00%, 6/1/26	975	1,158,456
(AMT), 5.00%, 6/1/30	400	508,872

		$5,823,778

Transportation — 22.0%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/34	$3,480	$4,113,673
(AMT), 4.00%, 7/1/36	5,000	5,884,450
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	3,361,654
Central Texas Regional Mobility Authority, 5.00%, 1/1/36	500	656,350
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,940,000
Chicago, IL, (Midway International Airport):
5.00%, 1/1/33	3,830	4,242,185
(AMT), 5.00%, 1/1/34	5,250	5,787,442

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport):
4.00%, 1/1/36	$7,000	$8,322,650
5.00%, 1/1/32	15,160	19,727,253
5.00%, 1/1/36	6,000	7,098,840
(AMT), 5.00%, 1/1/23	1,125	1,203,761
(AMT), 5.00%, 1/1/25	16,100	17,182,081
(AMT), 5.00%, 1/1/33	7,300	8,312,729
(AMT), 5.00%, 1/1/39	4,000	4,961,240
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/34	9,895	12,211,222
4.00%, 11/1/35	1,105	1,361,029
5.25%, 11/1/31	10,395	11,567,868
(AMT), 5.25%, 11/1/30	11,015	12,151,968
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/34	2,600	3,071,510
4.00%, 1/1/39	2,450	2,841,804
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/37	10,000	12,425,400
Florida Department of Transportation, Turnpike System Revenue:
3.00%, 7/1/33	6,420	7,261,983
4.00%, 7/1/32	6,170	7,663,202
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	17,258,049
Harris County, TX, Toll Road Revenue:
4.00%, 8/15/36	1,750	2,153,113
4.00%, 8/15/45	2,500	3,022,175
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/30	1,420	1,858,368
(AMT), 5.00%, 7/1/41	2,935	3,391,950
(AMT), 5.00%, 7/1/48	10,000	12,184,200
Hawaii, Harbor System Revenue, (AMT), 4.00%, 7/1/36	155	185,174
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/35	1,500	1,792,620
(AMT), 4.00%, 7/1/36	2,000	2,383,800
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	17,130	21,040,094
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	22,838,200
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/24	1,200	1,357,860
(AMT), 5.00%, 5/15/26	1,335	1,610,397
(AMT), 5.00%, 5/15/33	5,000	6,288,450
(AMT), 5.00%, 5/15/40	6,000	6,908,460
(AMT), 5.00%, 5/15/41	9,000	10,720,170
Louisiana Offshore Terminal Authority, (LOOP, LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,015,020
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,724,970
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,257,260
Massachusetts Port Authority:
5.00%, 7/1/32	3,800	4,918,226
(AMT), 5.00%, 7/1/26	10,105	12,213,307
(AMT), 5.00%, 7/1/30	3,000	3,833,850
(AMT), 5.00%, 7/1/31	2,965	3,774,178
(AMT), 5.00%, 7/1/32	4,200	5,333,034
(AMT), 5.00%, 7/1/33	3,855	4,881,317

Security	Principal Amount (000’s omitted)	Value
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/35	$3,440	$4,247,918
(AMT), 5.00%, 7/1/36	3,200	3,943,328
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/37(3)	580	707,374
(AMT), 4.00%, 10/1/38(3)	715	869,819
(AMT), 4.00%, 10/1/39(3)	860	1,043,429
(AMT), 4.00%, 10/1/41(3)	580	699,236
(AMT), 4.00%, 10/1/51(3)	3,160	3,749,308
(AMT), 5.00%, 10/1/28	4,500	5,114,295
(AMT), 5.00%, 10/1/32	10,000	12,091,000
(AMT), 5.00%, 10/1/42	2,000	2,452,620
Miami-Dade County, FL, Aviation Revenue:
(AMT), 4.00%, 10/1/44	5,000	5,737,450
(AMT), 5.00%, 10/1/33	23,250	26,271,802
(AMT), 5.00%, 10/1/36	9,125	10,314,079
(AMT), 5.00%, 10/1/38	1,730	2,136,723
(AMT), 5.00%, 10/1/40	25,230	30,679,428
(AMT), 5.00%, 10/1/41	2,320	2,850,259
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,736,001
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	9,517,942
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/36	6,635	7,666,610
4.00%, 6/15/39	8,000	9,472,640
4.00%, 6/15/40	3,335	3,942,337
4.00%, 6/15/45	18,500	21,604,115
5.00%, 6/15/45	13,205	16,657,843
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/39(3)	3,000	3,414,900
4.00%, 6/15/40(3)	3,000	3,403,380
4.00%, 6/15/42(3)	2,750	3,101,395
New Jersey Turnpike Authority:
Series 2015E, 5.00%, 1/1/31	2,680	3,087,816
Series 2017B, 5.00%, 1/1/31	3,560	4,472,855
New York Thruway Authority:
4.00%, 1/1/41	9,775	11,511,626
4.00%, 1/1/42	10,000	11,747,300
4.00%, 1/1/43	10,000	11,717,600
5.00%, 1/1/36	12,500	16,033,625
5.00%, 1/1/39	1,845	2,362,190
5.00%, 1/1/40	17,155	21,929,751
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,918,739
(AMT), 5.00%, 7/1/46	14,325	16,104,165
(AMT), 5.25%, 1/1/50	1,180	1,336,031
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/25	800	954,520
5.00%, 12/1/26	1,000	1,229,380
5.00%, 12/1/34	2,965	3,901,436
5.00%, 12/1/35	2,225	2,921,915

Security	Principal Amount (000’s omitted)	Value
(AMT), 5.00%, 12/1/25	$1,100	$1,307,174
(AMT), 5.00%, 12/1/30	1,710	2,249,471
(AMT), 5.00%, 12/1/34	2,150	2,787,282
North Texas Tollway Authority:
4.00%, 1/1/40	2,000	2,409,800
5.00%, 1/1/29	5,000	5,913,500
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/51(3)	1,600	2,026,272
Port Authority of New York and New Jersey:
(AMT), 3.00%, 10/1/27	27,470	30,922,979
(AMT), 3.00%, 10/1/28	15,445	17,539,342
(AMT), 4.00%, 9/1/34	8,310	9,155,127
(AMT), 5.00%, 9/15/31	15,000	18,615,450
(AMT), 5.00%, 10/1/35	5,000	6,000,450
(AMT), 5.00%, 4/1/36	10,230	12,230,681
(AMT), 5.00%, 10/15/41(3)	2,500	3,174,725
Port of Seattle, WA:
(AMT), 5.00%, 4/1/23	2,000	2,164,800
(AMT), 5.00%, 9/1/23	2,000	2,201,880
(AMT), 5.00%, 4/1/24	2,165	2,432,161
(AMT), 5.00%, 9/1/24	2,100	2,399,985
(AMT), 5.00%, 4/1/25	1,500	1,743,195
Raleigh-Durham Airport Authority, NC, (AMT), Series 2020A, 5.00%, 5/1/36	1,000	1,281,620
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/38	7,165	8,794,679
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	25,630	30,490,217
(AMT), 5.00%, 5/1/44	8,535	9,502,784
(AMT), 5.00%, 5/1/46	5,000	5,930,900
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	2,230	2,625,089
4.00%, 12/31/38	4,140	4,863,010
4.00%, 12/31/39	2,140	2,508,037
5.00%, 12/31/35	2,885	3,676,009
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	15,595,507
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport):
5.00%, 12/1/36	1,500	2,019,555
5.00%, 12/1/38	2,000	2,677,880
5.00%, 12/1/40	2,000	2,665,900
5.00%, 12/1/46	5,000	6,575,350

		$859,429,527

Water and Sewer — 4.4%
Baltimore, MD, (Water Projects):
4.00%, 7/1/40	$470	$566,392
4.00%, 7/1/45	1,005	1,195,568
Central Valley Water Reclamation Facility, CA, Green Bonds:
4.00%, 3/1/38	1,385	1,698,661
4.00%, 3/1/39	1,200	1,468,020
4.00%, 3/1/40	1,250	1,526,463

Security	Principal Amount (000’s omitted)	Value
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	$2,000	$2,479,780
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/35	2,905	3,601,590
5.00%, 6/1/37	7,280	8,515,416
Green Bonds, 5.00%, 6/1/35	1,000	1,304,010
Green Bonds, 5.00%, 6/1/37	4,200	5,453,952
Eastern Municipal Water District Financing Authority, CA:
4.00%, 7/1/38	1,200	1,471,236
5.00%, 7/1/37	1,300	1,725,685
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/39	1,840	2,279,191
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	2,138,465
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,583,864
Great Lakes Water Authority, MI:
5.00%, 7/1/40	350	449,715
5.00%, 7/1/45	750	953,063
Horsham Water and Sewer Authority, PA:
4.00%, 11/15/31	300	368,355
4.00%, 11/15/33	275	335,288
4.00%, 11/15/34	335	407,444
4.00%, 11/15/35	230	279,406
4.00%, 11/15/36	360	435,881
Jordan Valley Water Conservancy District, UT:
4.00%, 10/1/39(3)	750	930,660
4.00%, 10/1/40(3)	615	761,708
4.00%, 10/1/41(3)	440	543,440
Madison Water and Wastewater Board, AL:
4.00%, 12/1/32	335	406,965
4.00%, 12/1/33	260	314,938
4.00%, 12/1/34	350	423,031
4.00%, 12/1/36	610	734,843
4.00%, 12/1/38	535	641,444
4.00%, 12/1/39	240	286,056
Metropolitan Water District of Southern California:
0.17%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(5)	3,335	3,335,767
5.00%, 7/1/38	4,270	5,480,630
Miami-Dade County, FL, Water and Sewer System Revenue:
4.00%, 10/1/41	2,125	2,591,777
4.00%, 10/1/42	2,250	2,738,790
5.00%, 10/1/27(3)	3,700	4,651,714
5.00%, 10/1/28(3)	3,085	3,970,518
Michigan Finance Authority, (Detroit Water and Sewerage Department):
5.00%, 7/1/33	8,095	9,164,916
5.00%, 7/1/44	5	5,216
Missoula, MT, Water System Revenue:
4.00%, 7/1/37	600	705,942
5.00%, 7/1/33	565	710,815
5.00%, 7/1/35	1,135	1,423,018
5.00%, 7/1/36	800	1,000,904

Security	Principal Amount (000’s omitted)	Value
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/35	$3,955	$4,690,155
5.00%, 6/15/48	12,960	15,774,005
Omaha, NE, Sanitary Sewerage System Revenue, 4.00%, 4/1/34	650	798,330
Orange County, FL, Water and Wastewater Utility Revenue, 5.00%, 10/1/38	10,060	13,389,458
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	2,000	2,453,100
Port St. Lucie, FL, Stormwater Utility Revenue:
4.00%, 5/1/37	500	599,825
4.00%, 5/1/38	1,000	1,197,100
4.00%, 5/1/39	1,075	1,284,012
Salt Lake City, UT, Public Utilities Revenue:
4.00%, 2/1/38	1,600	1,907,504
4.00%, 2/1/39	1,000	1,189,730
4.00%, 2/1/45	805	944,498
San Diego Public Facilities Financing Authority, CA, Water Revenue:
4.00%, 8/1/38	1,000	1,223,200
4.00%, 8/1/39	1,250	1,519,388
4.00%, 8/1/45	3,400	4,075,478
Sarasota County, FL, Utility System Revenue:
5.00%, 10/1/28	300	388,989
5.00%, 10/1/29	250	331,635
5.00%, 10/1/30	300	405,420
5.00%, 10/1/45	4,625	5,987,016
5.00%, 10/1/50	3,750	4,831,425
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 8/1/31	9,880	13,596,362
Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	10,000	11,263,100
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	854,447
Virginia Beach, VA, Storm Water Utility Revenue, 4.00%, 11/15/31	1,085	1,316,799

		$171,081,513

Total Tax-Exempt Municipal Obligations — 95.5% (identified cost $3,503,810,303)		$3,738,540,612

Taxable Municipal Obligations — 3.9%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(6)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$4,942	$1,235,500

		$1,235,500

General Obligations — 1.0%
Chicago, IL, 7.75%, 1/1/42	$4,050	$4,624,574
Chippewa Valley Schools, MI, 2.064%, 5/1/31	500	510,675
Collin County, TX:
1.783%, 2/15/31(3)	670	669,940
1.963%, 2/15/33(3)	450	450,009

Security	Principal Amount (000’s omitted)	Value
Detroit, MI, 2.96%, 4/1/27	$1,000	$1,010,220
Johnson County Unified School District No. 512, KS, 2.071%, 10/1/32	500	508,075
Lakeside School District No. 9, AR:
1.25%, 4/1/32	820	790,209
1.55%, 4/1/35	925	882,422
1.65%, 4/1/36	1,365	1,298,661
1.80%, 4/1/37	1,515	1,452,173
1.85%, 4/1/38	610	581,434
1.90%, 4/1/39	1,605	1,521,941
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,423,911
New York, 1.50%, 3/15/26	19,870	20,374,102
San Antonio, TX, 2.587%, 2/1/37(3)	285	288,990
Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	1,171,840

		$37,559,176

Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$39,242,280

		$39,242,280

Insured-General Obligations — 0.1%
Tuscola County, MI, (AGM), 2.35%, 9/1/34(3)	$535	$535,123
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	1,165	1,203,084
(AGM), 2.41%, 4/1/34	195	201,669
Westland, MI, (BAM), 2.505%, 11/1/40	1,290	1,294,863

		$3,234,739

Insured-Special Tax Revenue — 0.0%(6)
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	$1,055	$1,077,915

		$1,077,915

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$20,180,250
(AMBAC), 0.00%, 10/1/27	34,390	29,857,054

		$50,037,304

Senior Living/Life Care — 0.0%(6)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$1,267,325

		$1,267,325

Special Tax Revenue — 0.3%
New York Dormitory Authority, Personal Income Tax Revenue, 1.187%, 3/15/26	$13,015	$13,038,687

		$13,038,687

Security	Principal Amount (000’s omitted)	Value
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29(3)	$2,200	$2,208,118

		$2,208,118

Water and Sewer — 0.1%
Boston Water and Sewer Commission, MA, Green Bonds:
2.029%, 11/1/33(3)	$1,300	$1,313,676
2.229%, 11/1/35(3)	1,000	1,010,200
2.329%, 11/1/36(3)	625	631,400
California Department of Water Resources, 1.051%, 12/1/26	2,500	2,500,600

		$5,455,876

Total Taxable Municipal Obligations — 3.9% (identified cost $141,945,621)		$154,356,920

Total Investments — 99.5% (identified cost $3,648,594,311)		$3,895,651,907

Other Assets, Less Liabilities — 0.5%		$19,953,842

Net Assets — 100.0%		$3,915,605,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2021, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	21.8%
California	13.9%
Others, representing less than 10% individually	63.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 6.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 2.9% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $37,676,461 or 1.0% of the Fund’s net assets.

(3)	When-issued/delayed delivery security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(5)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2021.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	9/21/21	$(148,693,750)	$(3,188,654)

					$(3,188,654)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,754,375	$—	$2,754,375
Tax-Exempt Municipal Obligations	—	3,738,540,612	—	3,738,540,612
Taxable Municipal Obligations	—	154,356,920	—	154,356,920
Total Investments	$—	$3,895,651,907	$—	$3,895,651,907

Liability Description
Futures Contracts	$(3,188,654)	$—	$—	$(3,188,654)
Total	$(3,188,654)	$—	$—	$(3,188,654)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.